Investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, Beginning balance	$ 1,358	$ 1,566
Investments	6	17
Transfer to assets held for sale	(11)
Restructuring, capital decrease and others	(2)	1
Results of equity-accounted investments	(281)	13
Translation adjustment	152	(101)
OtherComprehensiveIncome	(159)	206
Dividends	(77)	(58)
Investments in associates and joint ventures, Ending balance	986	1,644
Associates [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, Beginning balance	877	1,020
Investments	2	7
Transfer to assets held for sale	(11)
Restructuring, capital decrease and others	(2)	1
Results of equity-accounted investments	(363)	(41)
Translation adjustment	153	(104)
OtherComprehensiveIncome	(159)	206
Dividends	(1)	(1)
Investments in associates and joint ventures, Ending balance	496	1,088
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures, Beginning balance	481	546
Investments	4	10
Results of equity-accounted investments	82	54
Translation adjustment	(1)	3
Dividends	(76)	(57)
Investments in associates and joint ventures, Ending balance	$ 490	$ 556